Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Long-term Debt
Long-term Debt

Note 11 — Long-term Debt

The following table summarizes long-term debt as of:

	March 31,	December 31,
	2021	2020
Capital lease obligation	$1,305	$1,305
Promissory note	—	2,990
Convertible notes payable, net	—	3,325
Paycheck Protection Program loan	—	1,749
	1,305	9,369
Current portion of long-term debt	(55)	(6,370)
Long-term Debt	$1,250	$2,999

Promissory Note

Concurrently with the closing of the Merger on January 21, 2021, the promissory note was extinguished through a cash payment of $3.0 million.

Convertible Notes Payable

On December 20, 2019, the Company entered into a note purchase agreement (“NPA”) with AFC. AFC’s parent company was also a common stockholder of Former CarLotz. For each convertible note of $1,000 or portion thereof that AFC purchased, AFC received warrants (historic warrants) constituting 0.20% of Former CarLotz’ fully-diluted common stock. As of December 31, 2020, the Company had a convertible note balance of $3,500.  The note accrued interest at 6.00% on a 365-day basis and the outstanding interest payable as of December 31, 2020 was approximately $212.  Concurrently with the closing of the Merger on January 21, 2021, the historic warrants and the note were converted to a fixed number of shares pursuant to a conversion agreement with AFC. The convertible notes were extinguished by issuing AFC 347,992 shares of Former CarLotz common stock and the warrants were exercised into 73,869 shares of Former CarLotz common stock. There are no historic warrants outstanding subsequent to the exercise.

Payroll Protection Program Loan

In April 2020, the Company received a Paycheck Protection Program (“PPP”) loan, a new loan program under the Small Business Administration’s 7(a) program providing loans to qualifying businesses, totaling approximately $1,749. As of December 31, 2020, the Company had an outstanding PPP loan balance of $1,749,  which was subsequently repaid extinguished concurrently with the closing of the Merger.

Note 12 — Long-term Debt

Long-term debt, including capital lease obligations, consists of the following as of December 31, 2020 and 2019:

	2020	2019
Term note payable	$—	$9
Capital lease obligation	1,305	—
Promissory note	2,990	—
Convertible notes payable, net	3,325	2,816
Paycheck Protection Program loan	1,749	—
	9,369	2,825
Current portion of long-term debt	(6,370)	(2,825)
Long-term Debt	$2,999	$—

Term Note Payable

The Company had a note payable to a financial institution due in monthly installments of approximately $1, including interest of 16.01% through December 2020. The note is secured by real property. The balance as of December 31, 2020 and 2019 was $0 and $9, respectively.

Capital Lease Obligation

The Company entered into a 10-year and three-month lease for a new hub location building that commenced on December 23, 2020 and is set to expire on March 23, 2031. As lessee, CarLotz is obligated to pay the lessor total future minimum lease payments of $1,971. This capital lease does not carry an explicit interest rate but is subject to an annual rent escalation of 2.0% throughout the lease term. At the end of the lease term, CarLotz has three 5-year renewal options with the same terms of 2.0% annual rent escalations.

Promissory Note

On December 2, 2020, the Company entered into a promissory note with AFC. Under this promissory note, the Company borrowed a principal sum of $3,000 which was recorded net of issuance costs of $10. The promissory note is due and payable upon the earlier to occur of (i) an Event of Default, as defined below and in the promissory note, (ii) the Merger Closing Date, as defined below and in the merger agreement, dated as of October 21, 2020 (as amended), between Acamar Partners Acquisition Corp and the Company (See Note 24—Subsequent Events for additional details) , and (iii) two years from the date of the note, December 2, 2022. Interest on the promissory note accrues at a fixed rate equal to 6% per annum and totaled $15 from December 2, 2020 to December 31, 2020.

An Event of Default is defined as either a) the Payor defaults in the payment of any amount owing under the note or other payment obligation to Payee when due (whether at stated maturity, by acceleration, upon optional or mandatory prepayment, or otherwise) or b) the Payor i) is dissolved; ii) makes a general assignment, arrangement or composition with or for the benefit of its creditors; iii) institutes or has instituted against it a proceeding seeking a judgement of insolvency or bankruptcy or any other relief under any bankruptcy or insolvency law or similar law affecting creditors' rights, or a petition is presented for its winding-up or liquidation, and, in the case of any such proceeding or petition (x) results in a judgment of insolvency or bankruptcy or the entry of an order for relief or the making of an order for its winding-up or liquidation, or y) is not dismissed, discharged, stayed or restrained in each case within 60 days of the institution of presentation thereof; iv) has a resolution passed for its winding-up, official management or liquidation (other than pursuant to a consolidation, amalgamation or merger); or v) seeks or becomes subject to the appointment of an administrator, provisional liquidator, conservator, receiver, trustee, custodian or other similar official for it or for all or substantially all its assets.

The Closing is defined in the merger agreement as the date which is second Business Day after the date on which all conditions set forth in Article VII (of the merger agreement) shall have been satisfied or waived (other than those conditions that by their terms are to be satisfied at the Closing, but subject to the satisfaction or waiver thereof) or such other time and place as Acquiror and the Company may mutually agree in writing. The Merger Closing Date is defined as the date on which the Closing actually occurs.

Convertible Notes Payable

On December 20, 2019, the Company entered into a note purchase agreement (“NPA”) with AFC. AFC’s parent company is also a common equity holder of the Company. Under this agreement, AFC agreed to purchase up to $5,000 in notes, with the initial tranche equal to $3,000 and up to two additional tranches of at least $1,000 on or prior to September 20, 2021. For each note of $1,000 or portion thereof that AFC purchases, AFC receives stock warrants constituting 0.20% of the Company’s fully-diluted common stock.

In December 2019, AFC purchased the initial tranche of $3,000, which were recorded as a convertible notes payable net of issuance costs totaling approximately $112 and net of the fair value of stock warrants issued of $72.

On April 8, 2020, the Company entered into an Amendment to the NPA to allow for up to four additional tranches of $500 each, instead of two additional tranches of at least $1,000 each, as stated in the NPA. As a result, the Company issued a second tranche of convertible notes of $500 in the second quarter of 2020.

The note accrues interest at 6.00% on a 365-day basis and the outstanding interest payable as of December 31, 2020 and 2019 is approximately $212 and $6, respectively.

AFC has the right to convert this note into a variable number of shares of the Company’s common stock at any time. The note is due on demand and is reflected as Long-term debt, current on the accompanying consolidated balance sheets. Since the note has a conversion price that was not in the money at the date of issuance, there was no beneficial conversion feature recorded. On the date of issuance, the Company also assessed the conversion feature for possible derivative treatment (under ASC 815 Derivatives and Hedging) and determined the conversion feature did not meet the definition of a derivative because the embedded conversion option requires physical settlement and the underlying shares to be delivered upon conversion are not readily convertible to cash.

The fair value of the stock warrants has been estimated using the Black-Scholes pricing model with the following weighted average assumptions:

Maturity	4 years
Risk-free interest rate	0.27%
Volatility	85.00%
Dividend yield	0.00%
Weighted average fair value per common share	1.89

The exercise price of the stock warrants is $0.01 per share (actual). The stock warrants are only exercisable upon a sale or change of control. No stock warrants were exercised during the year.

The stock warrants met the definition of a derivative in accordance with ASC 815 and were classified as a liability because they permit a cash exercise which is considered a contractual net settlement provision. The fair value of the stock warrants has been included in Other liabilities in the consolidated balance sheets. Changes in the fair value of the stock warrants liability were recognized as a component of Other income (expense), net in the consolidated statements of operations.

The following is an analysis of stock warrants to purchase shares of the Company’s common stock issued and outstanding as of December 31, 2020 and 2019.  The stock warrantss are presented on an as converted basis at the ratio of 10.1927:

	2020	2019
Stock warrants outstanding, January 1	699,026	239,121
Stock warrants issued with convertible notes payable	78,239	459,905
Stock warrants cancelled	—	—
Stock warrants exercised	—	—
Stock warrants outstanding, December 31	777,265	699,026

Paycheck Protection Program Loan

In April 2020, the Company received a PPP loan, a new loan program under the Small Business Administration's 7(a) program providing loans to qualifying businesses, totaling approximately $1,749.  The full amount of the PPP loan was repaid in connection with the closing of the merger with Acamar Partners Acquisition Corp ("Acamar").

Subsequent to year end December 31, 2020, and as a result of the Acamar Partners Acquisition Corp. Merger, CarLotz settled its debt obligations, excluding the floor plan facility and capital lease obligation. See Note 24—Subsequent Events for additional details about the merger with Acamar.